UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-21349



Name of Fund: BlackRock Limited Duration Income Trust (BLW)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock Limited Duration

Income Trust, 55 East 52(nd) Street, New York City, NY 10055.



Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 08/31



Date of reporting period: 07/01/2009 -- 06/30/2010



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Limited Duration Income Trust



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Limited Duration Income Trust



Date: August 23, 2010




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21349
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock Limited Duration Income Trust









=================== BLACKROCK LIMITED DURATION INCOME TRUST ====================


BLACKROCK  ENERGY AND RESOURCES TRUST

Ticker:       BGR            Security ID:  09250U101
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee Frank J. Fabozzi          For       For          Management
1.3   Elect Trustee James T. Flynn            For       For          Management
1.4   Elect Trustee Karen P. Robards          For       For          Management


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BLACKROCK  FLOATING RATE INCOME TRUST

Ticker:       BGT            Security ID:  091941104
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee James T. Flynn            For       For          Management
1.3   Elect Trustee Karen P. Robards          For       For          Management


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BLACKROCK CORPORATE HIGH YIELD FUND VI INC

Ticker:       HYT            Security ID:  09255P107
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee G. Nicholas Beckwith, III For       For          Management
1.2   Elect Trustee Richard E. Cavanagh       For       For          Management
1.3   Elect Trustee Richard S. Davis          For       For          Management
1.4   Elect Trustee Kent Dixon                For       For          Management
1.5   Elect Trustee Frank J. Fabozzi          For       For          Management
1.6   Elect Trustee Kathleen F. Feldstein     For       For          Management
1.7   Elect Trustee James T. Flynn            For       For          Management
1.8   Elect Trustee Henry Gabbay              For       For          Management
1.9   Elect Trustee Jerrold B. Harris         For       For          Management
1.10  Elect Trustee R. Glenn Hubbard          For       For          Management
1.11  Elect Trustee  W. Carl Kester           For       For          Management
1.12  Elect Trustee  Karen P. Robards         For       For          Management


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BLACKROCK ENHANCED DIVIDEND ACHIEVERS TRUST

Ticker:       BDJ            Security ID:  09251A104
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee Frank J. Fabozzi          For       For          Management
1.3   Elect Trustee James T. Flynn            For       For          Management
1.4   Elect Trustee Karen P. Robards          For       For          Management


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BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST

Ticker:       BGY            Security ID:  092524107
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee Frank J. Fabozzi          For       For          Management
1.3   Elect Trustee James T. Flynn            For       For          Management
1.4   Elect Trustee Karen P. Robards          For       For          Management


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BLACKROCK PREFERRED & EQUITY ADVANTAGE TRUST

Ticker:       BTZ            Security ID:  092508100
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee James T. Flynn            For       For          Management
1.3   Elect Trustee Karen P. Robards          For       For          Management


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BLACKROCK PREFERRED INCOME STRATEGIES FUND INC

Ticker:       PSY            Security ID:  09255H105
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee G. Nicholas Beckwith, III For       For          Management
1.2   Elect Trustee Richard E. Cavanagh       For       For          Management
1.3   Elect Trustee Richard S. Davis          For       For          Management
1.4   Elect Trustee Kent Dixon                For       For          Management
1.5   Elect Trustee Kathleen F. Feldstein     For       For          Management
1.6   Elect Trustee James T. Flynn            For       For          Management
1.7   Elect Trustee Henry Gabbay              For       For          Management
1.8   Elect Trustee Jerrold B. Harris         For       For          Management
1.9   Elect Trustee R. Glenn Hubbard          For       For          Management
1.10  Elect Trustee Karen P. Robards          For       For          Management


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LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  MAR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Auditors                         For       For          Management

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